Item 1.   Schedule of Investments


 T. Rowe Price Small-Cap Stock Fund
 Unaudited                                                     March 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                         Shares/$ Par    Value
 (Cost and value in $ 000s)

 COMMON STOCKS  90.9%
 CONSUMER DISCRETIONARY  11.7%
 Auto Components  0.6%
 Keystone Automotive *                                 640,300       14,830

 Strattec Security *+                                  190,600       10,212

 TRW *                                                 591,300       11,489

                                                                     36,531

 Automobiles  0.0%
 Winnebago                                             85,200        2,692

                                                                     2,692

 Hotels, Restaurants & Leisure  3.4%
 Applebee's                                            707,512       19,499

 BJ's Restaurants *                                    656,300       12,726

 CEC Entertainment *                                   464,000       16,982

 Great Wolf Resorts *                                  324,400       8,094

 Panera Bread, Class A *                               550,000       31,091

 PF Chang's China Bistro *                             420,000       25,116

 Red Robin Gourmet Burgers *                           277,500       14,128

 Ruby Tuesday                                          400,800       9,735

 Sonic *                                               1,317,750     44,013

 Texas Roadhouse, Class A *                            85,000        2,387

 The Cheesecake Factory *                              1,296,000     45,943

                                                                     229,714

 Household Durables  0.6%
 Jarden *                                              870,000       39,916

                                                                     39,916

 Internet & Catalog Retail  0.5%
 J. Jill Group *+                                      1,298,100     17,862

 priceline.com *                                       570,000       14,364

                                                                     32,226

 Leisure Equipment & Products  1.8%
 Brunswick                                             1,220,200     57,166

 MarineMax *                                           672,000       20,953

 Polaris Industries                                    295,000       20,718

 SCP Pool                                              775,537       24,709

                                                                     123,546

 Media  1.4%
 Emmis Communications *                                644,300       12,383

 Entercom Communications *                             458,500       16,286

 Getty Images *                                        186,000       13,227

 Scholastic *                                          1,353,800     49,942

 Young Broadcasting *                                  430,700       3,721

                                                                     95,559

 Multiline Retail  0.2%
 Big Lots *                                            795,000       9,556

                                                                     9,556

 Specialty Retail  2.8%
 AC Moore Arts & Crafts *                              313,800       8,366

 AnnTaylor Stores *                                    2,162,500     55,338

 Christopher & Banks                                   923,950       16,262

 Gymboree *                                            1,320,000     16,553

 Hot Topic *                                           1,325,000     28,951

 Linens 'n Things *                                    673,900       16,733

 Monro Muffler Brake *+                                825,000       21,293

 Select Comfort *                                      725,000       14,819

 The Finish Line, Class A                              450,000       10,417

                                                                     188,732

 Textiles, Apparel, & Luxury Goods  0.4%
 Culp *                                                209,900       1,238

 Unifi *                                               481,400       1,613

 Warnaco Group *                                       975,000       23,439

                                                                     26,290

 Total Consumer Discretionary                                        784,762

 CONSUMER STAPLES  1.7%
 Food & Staples Retailing  1.3%
 Casey's General Stores                                2,448,000     43,990

 Performance Food Group *                              1,271,700     35,201

 Wild Oats Markets *                                   881,900       9,375

                                                                     88,566

 Food Products  0.2%
 ADM Cranberry *++                                     164           53

 American Italian Pasta, Class A                       374,000       10,247

 Makepeace                                             164           1,017

 Seneca Foods, Class A *                               187,600       3,180

 Seneca Foods, Class B *                               72,000        1,253

                                                                     15,750

 Personal Products  0.2%
 Chattem *                                             243,000       10,806

                                                                     10,806

 Total Consumer Staples                                              115,122

 ENERGY  6.9%
 Energy Equipment & Services  4.9%
 Atwood Oceanics *                                     330,000       21,958

 FMC Technologies *                                    1,749,900     58,062

 Grant Prideco *                                       3,274,350     79,108

 Hanover Compressor *                                  1,625,000     19,614

 Hydril *                                              373,300       21,805

 Key Energy Services *                                 750,600       8,609

 Lone Star Technologies *                              405,700       15,997

 National Oilwell Varco *                              730,000       34,091

 Seacor Holdings *                                     899,500       57,343

 W-H Energy Services *                                 473,900       11,340

                                                                     327,927

 Oil & Gas  2.0%
 Bill Barrett *                                        596,300       17,239

 Forest Oil *                                          1,575,100     63,792

 Noble Energy                                          859,400       58,456

                                                                     139,487

 Total Energy                                                        467,414

 FINANCIALS  15.1%
 Capital Markets  1.8%
 Affiliated Managers Group *                           550,000       34,117

 Investors Financial Services                          751,000       36,731

 National Financial Partners                           338,000       13,452

 Piper Jaffray *+                                      992,500       36,316

                                                                     120,616

 Commercial Banks  5.1%
 Boston Private Financial                              575,400       13,666

 Cascade Bancorp                                       157,200       3,051

 Chittenden                                            2,010,187     52,406

 Citizens Banking                                      1,497,500     43,967

 Glacier Bancorp                                       630,736       19,237

 Pinnacle Financial Partners *                         180,700       3,744

 Provident Bankshares                                  952,078       31,381

 Sandy Spring Bancorp                                  670,000       21,654

 Signature Bank *                                      93,000        2,465

 Southwest Bancorp of Texas                            2,397,000     43,985

 Texas Capital Bancshares *                            820,100       17,222

 Valley National Bancorp                               1,446,995     37,304

 WestAmerica                                           1,090,000     56,429

                                                                     346,511

 Insurance  5.2%
 Aspen Insurance Holdings                              1,310,000     33,025

 Assured Guaranty                                      1,910,000     34,285

 Bristol West Holdings                                 1,046,000     16,213

 Brown & Brown                                         200,000       9,218

 Harleysville Group                                    236,300       4,693

 Horace Mann Educators                                 1,729,100     30,674

 Infinity Property & Casualty                          998,900       31,226

 Markel *                                              111,500       38,491

 Ohio Casualty *                                       2,495,700     57,351

 PartnerRe                                             650,000       41,990

 Selective Insurance                                   614,000       28,385

 W. R. Berkley                                         445,000       22,072

                                                                     347,623

 Real Estate  2.6%
 Arden Realty, REIT                                    739,200       25,022

 EastGroup Properties, REIT                            887,600       33,462

 Equity Lifestyle Properties, REIT                     315,000       11,104

 Essex Property Trust, REIT                            100,000       6,910

 Gables Residential Trust, REIT                        792,600       26,394

 LaSalle Hotel Properties, REIT                        495,400       14,391

 Parkway Properties, REIT                              399,700       18,666

 Reckson Associates Realty, REIT                       265,900       8,163

 Washington SBI, REIT                                  971,300       27,925

                                                                     172,037

 Thrifts & Mortgage Finance  0.4%
 Harbor Florida Bancshares                             341,100       11,631

 Triad Guaranty *                                      290,000       15,257

                                                                     26,888

 Total Financials                                                    1,013,675

 HEALTH CARE  13.2%
 Biotechnology  2.9%
 Abgenix *                                             96,000        672

 Alexion Pharmaceutical *                              350,000       7,583

 Alkermes *                                            938,700       9,744

 Amylin Pharmaceuticals *                              440,000       7,696

 Anadys Pharmaceuticals *                              540,000       3,975

 Cephalon *                                            353,517       16,555

 Cubist Pharmaceuticals *                              947,200       10,059

 CV Therapeutics *                                     104,300       2,124

 Cytogen *                                             260,000       1,505

 Cytokinetics *                                        300,000       1,968

 deCode Genetics *                                     596,703       3,401

 Dynavax Technologies *                                366,000       1,709

 Exelixis *                                            845,000       5,729

 InterMune *                                           1,050,000     11,550

 Martek Biosciences *                                  520,800       30,305

 Memory Pharmaceuticals *                              366,000       1,603

 Myriad Genetics *                                     1,000,000     18,390

 Neurocrine Biosciences *                              437,500       16,651

 NPS Pharmaceuticals *                                 347,400       4,384

 ONYX Pharmaceuticals *                                500,000       15,675

 Rigel Pharmaceuticals *                               450,000       7,218

 Trimeris *                                            500,000       5,630

 Vertex Pharmaceuticals *                              1,500,000     14,040

                                                                     198,166

 Health Care Equipment & Supplies  4.4%
 Advanced Neuromodulation Systems *+                   1,195,000     32,038

 Analogic                                              434,500       18,792

 DJ Orthopedics *                                      773,000       19,364

 Edwards Lifesciences *                                589,900       25,495

 Integra LifeSciences *                                912,800       32,149

 Matthews International, Class A                       1,294,600     42,411

 NuVasive *                                            550,000       7,106

 ResMed *                                              1,235,000     69,654

 Steris *                                              1,000,100     25,253

 Thoratec *                                            725,000       8,860

 Wilson Greatbatch Technologies *                      487,300       8,888

 Wright Medical Group *                                208,100       4,994

                                                                     295,004

 Health Care Providers & Services  4.8%
 Accredo Health *                                      1,200,000     53,292

 Henry Schein *                                        1,334,400     47,825

 LabOne *                                              350,000       12,068

 LCA-Vision                                            325,000       10,823

 Lifeline Systems *+                                   696,420       21,115

 LifePoint Hospitals *                                 125,000       5,480

 Odyssey Healthcare *                                  950,000       11,172

 Sunrise Senior Living *+                              1,369,100     66,538

 Symbion *                                             899,000       19,212

 United Surgical Partners International *              1,085,000     49,660

 VistaCare, Class A *                                  220,000       4,503

 WellChoice *                                          425,000       22,657

                                                                     324,345

 Pharmaceuticals  1.1%
 Able Laboratories *                                   325,000       7,625

 Atherogenics *                                        950,000       12,435

 Eon Labs *                                            400,000       12,096

 Inspire Pharmaceuticals *                             1,220,000     9,955

 Medicines Company *                                   350,000       7,931

 Nektar Therapeutics *                                 175,100       2,441

 Noven Pharmaceuticals *                               986,300       16,728

 Theravance *                                          129,800       2,369

                                                                     71,580

 Total Health Care                                                   889,095

 INDUSTRIALS & BUSINESS SERVICES  14.0%
 Aerospace & Defense  1.1%
 Armor Holdings *                                      1,502,300     55,720

 Mercury Computer Systems *                            483,300       13,329

 MTC Technologies *                                    50,200        1,632

                                                                     70,681

 Air Freight & Logistics  1.2%
 EGL *                                                 1,222,300     27,869

 Pacer International *                                 570,000       13,617

 Ryder System                                          280,000       11,676

 UTi Worldwide                                         397,600       27,613

                                                                     80,775

 Airlines  0.1%
 Frontier Airlines *                                   710,000       7,441

 Midwest Express Holdings *                            555,600       1,333

                                                                     8,774

 Building Products  0.4%
 Quixote                                               234,782       5,088

 Trex *                                                540,800       24,017

                                                                     29,105

 Commercial Services & Supplies  5.1%
 Angelica +                                            558,000       15,624

 Central Parking                                       1,486,400     25,536

 Consolidated Graphics *+                              1,001,900     52,700

 Education Management *                                279,800       7,820

 Electro Rent *                                        564,300       7,573

 First Advantage, Class A *                            245,800       5,162

 G & K Services, Class A                               962,700       38,787

 Herman Miller                                         1,640,700     49,418

 Intersections *                                       200,000       2,910

 KForce *                                              1,311,200     14,410

 LECG *                                                956,100       18,740

 Resources Global Professionals *                      1,520,000     31,814

 Ritchie Bros Auctioneers                              550,800       17,405

 Tetra Tech *                                          1,589,262     20,056

 Waste Connections *                                   650,000       22,588

 West Corporation *                                    371,908       11,901

                                                                     342,444

 Construction & Engineering  0.1%
 Insituform Technologies *                             698,100       10,129

                                                                     10,129

 Electrical Equipment  1.0%
 A.O. Smith                                            1,745,700     50,398

 Artesyn Technologies *                                1,200,000     10,452

 Baldor Electric                                       79,500        2,052

 Woodward Governor                                     89,700        6,432

                                                                     69,334

 Machinery  3.7%
 3-D Systems *                                         100,000       1,887

 Actuant, Class A *                                    918,260       41,248

 Cascade                                               395,000       13,825

 Graco                                                 1,020,000     41,167

 Harsco                                                1,159,600     69,124

 IDEX                                                  406,950       16,420

 Lindsay Manufacturing +                               1,062,200     20,267

 Toro                                                  474,300       41,976

                                                                     245,914

 Road & Rail  1.1%
 Genesee & Wyoming, Class A *                          200,000       5,182

 Heartland Express                                     800,086       15,322

 Knight Transportation                                 1,357,200     33,482

 Overnite                                              585,000       18,714

                                                                     72,700

 Trading Companies & Distributors  0.2%
 Interline Brands *                                    625,000       11,944

                                                                     11,944

 Total Industrials & Business Services                               941,800

 INFORMATION TECHNOLOGY  20.0%
 Communications Equipment  2.2%
 ADTRAN                                                1,800,000     31,752

 Belden CDT                                            1,915,000     42,532

 Black Box                                             497,600       18,615

 F5 Networks *                                         345,000       17,419

 IXIA *                                                480,000       8,539

 Packeteer *                                           477,500       7,349

 Riverstone Networks *                                 1,750,000     1,838

 Sirf Technology Holdings *                            827,000       9,229

 Tekelec *                                             416,700       6,642

                                                                     143,915

 Computers & Peripherals  0.9%
 Emulex *                                              1,050,000     19,782

 Gateway *                                             7,200,000     29,016

 Synaptics *                                           494,000       11,461

                                                                     60,259

 Electronic Equipment & Instruments  2.3%
 Applied Films *                                       78,800        1,822

 Cogent *                                              212,000       5,338

 Digital Theater Systems *                             575,000       10,413

 Global Imaging Systems *                              779,000       27,623

 KEMET *                                               1,845,000     14,299

 Littelfuse *                                          838,801       24,032

 Methode Electronics                                   1,254,700     15,195

 Newport *                                             789,600       11,441

 Orbotech *                                            525,000       11,498

 Plexus *                                              1,898,600     21,853

 Woodhead Industries +                                 959,800       13,053

                                                                     156,567

 Internet Software & Services  0.4%
 Digital Insight *                                     1,095,000     17,958

 MatrixOne *                                           1,603,700     7,650

 WebSideStory *                                        228,200       2,795

                                                                     28,403

 IT Services  3.6%
 BISYS Group *                                         1,094,000     17,154

 CACI International, Class A *                         720,800       39,810

 Global Payments                                       868,000       55,977

 Iron Mountain *                                       1,772,737     51,126

 Maximus                                               1,058,300     35,442

 MPS Group *                                           2,646,800     27,818

 RightNow Technologies *                               1,234,000     15,129

                                                                     242,456

 Semiconductor & Semiconductor Equipment  4.6%
 AMIS Holdings *                                       700,000       7,903

 Atheros Communications *                              364,000       3,738

 ATMI *                                                828,500       20,746

 Brooks-Pri Automation *                               1,145,000     17,381

 Cabot Microelectronics *                              544,000       17,071

 Credence Systems *                                    1,450,000     11,470

 Cymer *                                               1,250,000     33,462

 Cypress Semiconductor *                               600,000       7,560

 Entegris *                                            1,441,200     14,253

 Exar *                                                1,163,000     15,584

 FEI *                                                 325,000       7,524

 Lattice Semiconductor *                               2,268,800     12,183

 Microsemi *                                           465,000       7,575

 MKS Instruments *                                     1,556,200     24,712

 Mykrolis *                                            1,554,800     22,234

 PDF Solutions *                                       973,800       13,633

 Power Integrations *                                  795,000       16,608

 Semtech *                                             1,764,000     31,523

 Silicon Laboratories *                                700,000       20,797

                                                                     305,957

 Software  6.0%
 Altiris *                                             780,000       18,603

 Blackbaud                                             126,400       1,593

 Catapult Communications *                             418,600       8,937

 CCC Information Services *                            407,100       9,302

 Concord Communications *                              699,400       7,078

 FactSet Research Systems                              1,284,300     42,395

 FileNet *                                             1,546,400     35,227

 Hyperion Solutions *                                  450,000       19,849

 Internet Security Systems *                           901,400       16,496

 Jack Henry & Associates                               2,770,100     49,834

 Kronos *                                              950,000       48,554

 Magma Design Automation *                             510,900       6,064

 Mercury Interactive *                                 279,300       13,233

 Motive *                                              851,000       8,510

 NetIQ *                                               1,371,400     15,675

 Open Solutions *                                      400,000       7,932

 Progress Software *                                   900,000       23,598

 Quest Software *                                      1,479,400     20,475

 Red Hat *                                             856,700       9,347

 RSA Security *                                        1,177,200     18,659

 SPSS *                                                536,400       9,328

 Verisity *                                            240,000       2,863

 Verity *                                              1,250,000     11,813

                                                                     405,365

 Total Information Technology                                        1,342,922

 MATERIALS  5.9%
 Chemicals  4.1%
 Airgas                                                2,875,000     68,684

 Arch Chemicals +                                      1,198,100     34,110

 Ferro                                                 1,785,000     33,594

 MacDermid                                             375,000       12,187

 Material Sciences *                                   691,100       9,295

 Minerals Technologies                                 988,000       64,991

 Mosaic *                                              2,325,000     39,664

 Symyx Technologies *                                  575,000       12,679

                                                                     275,204

 Containers & Packaging  0.2%
 Chesapeake Corp.                                      710,000       14,924

 Smurfit-Stone Container *                             191,100       2,956

                                                                     17,880

 Metals & Mining  1.3%
 Adrian Steel +                                        13,000        5,252

 Coal Creek                                            9,295         2,417

 Gibraltar Industries                                  559,800       12,282

 Lihir Gold (AUD) *                                    7,971,900     6,592

 Meridian Gold *                                       1,700,000     28,628

 Steel Dynamics                                        910,000       31,349

                                                                     86,520

 Paper & Forest Products  0.3%
 Buckeye Technologies *                                1,780,100     19,225

                                                                     19,225

 Total Materials                                                     398,829

 TELECOMMUNICATION SERVICES  1.0%
 Diversified Telecommunication Services  0.0%
 Arbinet Holdings *                                    53,000        1,009

                                                                     1,009

 Wireless Telecommunication Services  1.0%
 SBA Communications *                                  400,000       3,664

 Spectrasite *                                         846,000       49,043

 Western Wireless, Class A *                           273,000       10,363

                                                                     63,070

 Total Telecommunication Services                                    64,079

 TRUSTS & MUTUAL FUNDS  0.5%
 Trusts & Mutual Funds  0.5%
 Ishares Russell 2000                                  300,000       36,645

 Total Trusts & Mutual Funds                                         36,645

 UTILITIES  0.9%
 Electric Utilities  0.9%
 Black Hills                                           400,000       13,228

 Cleco                                                 767,200       16,341

 El Paso Electric *                                    526,200       9,998

 Unisource Energy                                      600,000       18,582

 Total Utilities                                                     58,149

 Total Common Stocks (Cost  $4,746,245)                              6,112,492

 SHORT-TERM INVESTMENTS  9.6%
 Money Market Fund  9.5%
 T. Rowe Price Reserve Investment Fund, 2.67% #+       633,665,460   633,665

                                                                     633,665

 U.S. Treasury Obligations  0.1%
 U.S. Treasury Bills, 2.66%, 4/21/05 ++                7,500,000     7,489

                                                                     7,489

 Total Short-Term Investments (Cost  $641,154)                       641,154

 FUTURES CONTRACTS  0.0%
 Variation margin receivable (payable) on open futures
 contracts (2)                                                       332

 Total Futures Contracts                                             332

 Total Investments in Securities
 100.5% of Net Assets (Cost $5,387,399)                           $  6,753,978


 (1)  Denominated in U.S. dollars unless otherwise noted
  #   Seven-day yield
  *   Non-income producing
  ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at March 31, 2005.
 AUD  Australian dollar
 REIT Real Estate Investment Trust


 (2) Open Futures Contracts at March 31, 2005 were as follows:
 ($ 000s)
                                                         Contract   Unrealized
                                           Expiration    Value      Gain (Loss)
 Long, 428 Russell 2000 contracts,
 $6,085 par of 2.66% U.S. Treasury Bills
 pledged as initial margin                   6/05       $ 132,209    $ (4,181)

 Net payments (receipts) of variation
 margin to date                                                         4,513
 Variation margin receivable (payable)
 on open futures contracts                                            $ 332


 +Affiliated Companies
 ($ 000s)
 The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

                   Purchase         Sales    Investment          Value
 Affiliate         Cost             Cost      Income      3/31/05   12/31/04
 Adrian Steel     $-              $ -          $  13       $  5,252   $ 5,291
 Advanced
 Neuromodulation
 Systems           18,878           -             -           32,038        *
 Angelica          16,581           -             52          15,624        -
 Arch Chemicals    -                -             240         34,110    34,481
 Consolidated
 Graphics          -                -             -           52,700    45,987
 Ionics            -                23,819        -           -         49,841
 J. Jill Group     5,809            -             -           17,862    13,373
 Lifeline Systems  783              -             -           21,115    17,187
 Lindsay
 Manufacturing     -                -             58          20,267    27,490
 Monro Muffler
 Brake             -                -             -           21,293    20,872
 Piper Jaffray     -                -             -           36,316    47,590
 Strattec Security -                -             -           10,212    11,935
 Sunrise Senior
 Living            -                -             -           66,538    63,471
 Woodhead
 Industries        -                10            96          13,053    15,394
 T. Rowe Reserve
 Investment Fund   **               **            3,927       633,665   595,923
 Totals                                        $  4,386    $  980,045 $ 948,835


 * The issuer was not considered an affiliated company at December 31, 2004. **Purchase and sale information not shown for cash management funds.


 ++Restricted Securities
 Amounts in (000s)
 The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $53 and represents 0.0% of net assets.

                            Acquisition     Acquisition
 Description                Date            Cost
 ADM Cranberry              6/30/00         $ 0
 Totals                                     $ 0

 The fund has registration rights for certain restricted securities held as of March 31, 2005. Any costs related to such registration are borne by the issuer.

 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Small-Cap Stock Fund
Unaudited
March 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES


T. Rowe Price Small-Cap Stock Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.


NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2005, the cost of investments for federal income tax purposes was $5,387,399,000. Net unrealized gain aggregated $1,362,066,000 at period-end, of which $1,672,898,000 related to appreciated investments and $310,832,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. For the period ended March 31, 2005, total realized gain on all affiliated companies was $26,695,000.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.



                                       SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Small-Cap Stock Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     May 18, 2005